Subsequent events (Details) (Subsequent Event [Member], USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended
	Mar. 05, 2015	Mar. 31, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants	180,000
Grant date fair value for ordinary shares issued to independent directors and certain employees	$ 0.70
Compensation expense		$ 126,000